SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2020
Disclosure Of Significant Accounting Policies [Abstract]
Statement of compliance and Basis of presentation	nterim condensed consolidated financial statements of the partnership and its subsidiaries have been prepared in accordance with International Accounting Standard (“IAS”) 34, Interim Financial Reporting, as issued by the International Accounting Standards Board (“IASB”). Accordingly, certain information and footnote disclosures normally included in the consolidated financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the IASB, have been omitted or condensed.These condensed consolidated financial statements as of and for the three and six months ended June 30, 2020 were approved and authorized for issue by the Board of Directors of the partnership on August 5, 2020.
Adoption of Accounting Standards, COVID-19 Related Rent Concessions, Amendment to IFRS 16 Leases (IFRS 16 Amendment)	Adoption of Accounting Standards: COVID-19 Related Rent Concessions, Amendment to IFRS 16 – Leases (“IFRS 16 Amendment”)The partnership early adopted the IFRS 16 Amendment as of April 1, 2020. The IFRS 16 Amendment provides the partnership as lessee only with an optional exemption from assessing whether rent concessions related to COVID-19 meeting certain conditions are lease modifications. Such qualifying rent concessions are accounted for as if they are not lease modifications, generally resulting in the effects of rent abatements being recognized as variable lease payments. The Partnership has applied the practical expedient to all such qualifying rent concessions. The adoption of the IFRS 16 Amendment did not have a material impact on the results of the partnership.
Estimates	Estimates
The preparation of the partnership’s interim condensed consolidated financial statements in accordance with IAS 34 requires the use of certain critical accounting estimates and assumptions. It also requires management to exercise judgment in applying the partnership’s accounting policies. The accounting policies and critical estimates and assumptions have been set out in Note 2, Summary of Significant Accounting Policies, to the partnership’s consolidated financial statements for the year ended December 31, 2019 and have been consistently applied in the preparation of the interim condensed consolidated financial statements as of and for the three and six months ended June 30, 2020.

Prior to the end of the first quarter, there was a global outbreak of a new strain of Coronavirus (“COVID-19”) which prompted certain responses from global government authorities across the various geographies in which the partnership owns and operates investment properties (“Global Economic Shutdown” or “the Shutdown”). Such responses, have included mandatory temporary closure of, or imposed limitations on, the operations of certain non-essential properties and businesses including office properties and retail malls and associated businesses which operate within these properties such as retailers and restaurants. In addition, shelter-in-place mandates and severe travel restrictions have had a significant adverse impact on consumer spending and demand in the near term. These negative economic indicators, restrictions and closure have created significant estimation uncertainty in the determination of the fair value of investment properties as of June 30, 2020. Due to uncertainty surrounding COVID-19, the volatility of current markets, pace and size of government policy responses and the lack of private market transactions, for the current period, we did not make wholistic changes to our discount rates and/or terminal capitalization rates on any of our sectors, but rather an asset-by-asset view of risk and long-term value was applied in consideration of a reduction in cashflows in our models. See Note 3, Investment Properties for further information. Management also considered changes to risk-free borrowing rates in consideration of risk applied in our models.